ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                        SUPPLEMENT DATED NOVEMBER 6, 2006
                  TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                        INFORMATION DATED MAY 1, 2006,
                AS SUPPLEMENTED JULY 7, 2006 AND AUGUST 30, 2006

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
                   THE PROSPECTUS AND STATEMENT OF ADDITIONAL
              INFORMATION (SAI) AND SHOULD BE ATTACHED TO EACH AND
                         RETAINED FOR FUTURE REFERENCE.

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1. THE FOLLOWING INFORMATION IN THE PROSPECTUS AND SAI IS SUPPLEMENTED AS THE
RESULT OF A FUND NAME CHANGE:

ON OCTOBER 24, 2006, THE BOARD OF TRUSTEES OF ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST APPROVED THE FOLLOWING NAME CHANGES. EFFECTIVE ON OR ABOUT NOVEMBER 6, 2006, ALL REFERENCES TO THE PREVIOUS NAMES IN THE PROSPECTUS AND SAI ARE HEREBY REPLACED WITH THE CURRENT NAMES:

    CURRENT NAME                      PREVIOUS NAME
    AZL LMP Large Cap Growth Fund     AZL Salomon Brothers Large Cap Growth Fund
    AZL LMP Small Cap Growth Fund     AZL Salomon Brothers Small Cap Growth Fund

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2. THE FOLLOWING INFORMATION IN THE PROSPECTUS AND SAI IS SUPPLEMENTED AS THE
RESULT OF A SUBADVISER NAME CHANGE:

ON OCTOBER 1, 2006, CAM NORTH AMERICA, LLC (SUCCESSOR IN INTEREST TO SALOMON BROTHERS ASSET MANAGEMENT INC) CHANGED ITS NAME TO CLEARBRIDGE ADVISORS, LLC. ALL REFERENCES TO CAM NORTH AMERICA, LLC ("CAM") IN THE PROSPECTUS AND SAI (AS SUPPLEMENTED ON AUGUST 30, 2006) ARE HEREBY CHANGED TO CLEARBRIDGE ADVISORS, LLC ("CLEARBRIDGE").

THE FOLLOWING HEADING AND PARAGRAPH REPLACE THE INFORMATION FOR THE SALOMON BROTHERS FUNDS ON PAGE 122 OF THE PROSPECTUS (AS SUPPLEMENTED ON AUGUST 30,
2006):

LMP FUNDS:     LARGE CAP GROWTH AND SMALL CAP GROWTH
SUBADVISER:    ClearBridge Advisors, LLC ("ClearBridge") (formerly CAM North
               America, LLC, successor in interest to Salomon Brothers Asset
               Management Inc), with offices at 399 Park Avenue, New York, New
               York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company.

THE FOLLOWING HEADING AND PARAGRAPH REPLACE THE INFORMATION FOR "SALOMON BROTHERS ASSET MANAGEMENT INC." ON PAGE 54 OF THE SAI:

    CLEARBRIDGE ADVISORS, LLC (FORMERLY CAM NORTH AMERICA, LLC, SUCCESSOR IN INTEREST TO SALOMON BROTHERS ASSET MANAGEMENT INC) ClearBridge Advisors, LLC ("ClearBridge"), with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company.

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3.  THE FOLLOWING INFORMATION IN THE PROSPECTUS AND SAI REGARDING THE AZL VAN
    KAMPEN GLOBAL FRANCHISE FUND IS SUPPLEMENTED AS FOLLOWS:

THE FOLLOWING PARAGRAPH IS INSERTED AS THE LAST BULLET POINT UNDER "PRINCIPAL INVESTMENT RISKS" FOR THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND ON PAGE 104 OF THE PROSPECTUS:

O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.


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

THE FOLLOWING PARAGRAPH REPLACES THE FIRST FULL PARAGRAPH ON PAGE 33 OF THE SAI, UNDER THE "INVESTMENT RESTRICTIONS" HEADING, TO INCLUDE THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND AS ONE OF THE TRUST'S NON-DIVERSIFIED FUNDS:

    With respect to investment limitation No. 5 above, the AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL VK Global Franchise Fund, and the AZL VK Global Real Estate Fund are not subject to the limitations mentioned since they are classified as non-diversified investment companies.


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4.  THE FOLLOWING INFORMATION IN THE PROSPECTUS AND SAI REGARDING THE AZL
    JENNISON 20/20 FOCUS FUND IS SUPPLEMENTED AS FOLLOWS:

THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE IN THE SECOND PARAGRAPH UNDER "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES" FOR THE AZL JENNISON 20/20 FOCUS FUND ON PAGE 25 OF THE PROSPECTUS:
    The Fund normally invests at least 80% of its total assets in up to 40 equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential.

THE FOLLOWING SENTENCE REPLACES THE FIFTH SENTENCE IN THE PARAGRAPH IDENTIFIED FOR THE JENNISON 20/20 FOCUS FUND UNDER "INVESTMENT STRATEGIES AND POLICIES" ON PAGE 4 OF THE SAI:

    The Fund may invest up to 35% of its total assets in securities of foreign issuers.


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5. THE FOLLOWING INFORMATION IN THE PROSPECTUS UNDER "LEGAL PROCEEDINGS" ON PAGE
138 IS SUPPLEMENTED AS FOLLOWS:

As currently disclosed in the Prospectus, on June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed Pacific Investment Management Company LLC ("PIMCO") from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the "New Jersey Settlement") with Allianz Global Investors of America L.P. ("AGI") (PIMCO's parent company), Allianz Global Investors Distributors LLC ("AGID") (the Trust's distributor) and certain of their affiliates with respect to the same matter. In connection with an inquiry from the Securities and Exchange Commission ("SEC") concerning the New Jersey Settlement under Section 9(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), AGID, AGI and certain of their affiliates, including PIMCO (the "Applicants"), sought exemptive relief under Section 9(c) of the 1940 Act.

On September 12, 2006, the SEC issued a permanent order to the Applicants under
Section 9(c) of 1940 Act, exempting the Applicants from Section 9(a) of the 1940 Act with respect to the New Jersey Settlement. In order to reflect this development, effective immediately, the first paragraph and fifth paragraph under the heading "PIMCO" on page 138 are deleted in their entirety.


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